Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Future minimum annual rental commitments for all noncancelable operating leases
2014	$ 390
2015	343
2016	294
2017	236
2018	181
Thereafter	350
Total minimum rental commitments	1,794
Rent expense applicable to non-cancelable operating leases	$ 370	$ 355	$ 345